Organization and Principal Activities	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

We are an emerging blockchain-based and big data-driven marketing solution provider, also engaged in blockchain and cryptocurrency operations, which currently include cryptocurrency mining and may expand into cryptocurrency security and insurance in the future. Since April 2021, we launched commodity trading via our subsidiary SOS International Trading Co. Ltd and Weigou International Trading Co Ltd. Major trading commodity includes mineral resin, soy bean, wheat, sesame, liquid sulfur, petrol coke and latex etc.

We were formed in Delaware on July 12, 2004 as China Risk Finance LLC. We began our credit analytics service provider business in 2001. We developed our proprietary, advanced technology over the past 18 years, during which our founders and management team advised many of China’s largest banks in analyzing consumer credit to issue over one hundred million credit cards to consumers. On April 28, 2017, our ADSs commenced trading on the NYSE under the symbol “XRF.” In May 2017, we completed our IPO in which we sold a total of 11,500,000 of our ADSs, each representing ten Class A Ordinary Shares and listing of our ADSs on the NYSE. In the third quarter 2018, due to regulatory changes that made it cost-prohibitive, and in some ways very risky from the regulatory compliance perspective, to own and operate our legacy marketplace lending platform, we decided to cease the customer acquisition and loan facilitation at our legacy marketplace lending platform and started to transition our business to other industries.

On May 5, 2020, we entered into a set of agreements with Yong Bao Two Limited (“YBT”), the shareholders of YBT (the “YBT Shareholders”), eight individual investors introduced by YBT (collectively with the YBT Shareholders, the “Investors”) and True North Financial, LLC to acquire YBT, which controls its variable interest entity SOS Information Technology Co., Ltd.. The transaction was consummated on May 15, 2020. As a result, we now own 100% of YBT, which controls its variable interest entity, SOS Information Technology Co., Ltd.. The shares issued to the Investors were relied on exemption from registration in accordance with Regulation S and/or Rule 4(a)(2) under the Securities Act of 1933, as amended. Accordingly, we started our newly acquired data mining and targeted marketing services business through SOS Information.

On August 3, 2020, we entered into certain share purchase agreement (the “Disposition SPA”) with Hantu (Hangzhou) Asset Management Co., Ltd. (the “Purchaser”). Pursuant to the Disposition SPA, the Purchaser agreed to purchase CRF China Holding Co. Limited, a Hong Kong limited company, China Capital Financial LLC, a Delaware limited liability company, CRF China Limited, a British Virgin Islands company, CRF Technology LLC, a California limited liability company, and HML China LLC, a Delaware limited liability company (collectively, the “XRF Subsidiaries”) in exchange for cash consideration of $3.5 million. Upon the closing of the transaction (the “Disposition”) contemplated by the Disposition SPA, the Purchaser will become the sole shareholder of the XRF Subsidiaries and as a result, assume all assets and liabilities of all the subsidiaries and variable interest entities owned or controlled by the XRF Subsidiaries. The Disposition closed on August 6, 2020. As a result of the Disposition, we ceased our legacy peer-to-peer lending business and have since focused on becoming a leading high-technology services business with services including marketing data, technology and solutions for insurance companies and emergency rescue services in China. We also changed our trading symbol to “SOS.”

In 2020, we have launched our crypto mining business, and aim to start infrastructure services in blockchain security for our big data insurance marketing as well as provide insurance and banking services for digital assets and cryptocurrencies. The company temporarily shut down mining operations in 2025, as electricity price keep staying high causing cryptocurrency mining to no longer be cost-effective.

On May 5, 2020, we acquired data marketing business by entering into a set of agreements with YBT (Yongbao Two Ltd.), the shareholders of YBT (the “YBT Shareholders”), eight individual investors introduced by YBT (collectively with the YBT Shareholders, the “Investors”) and True North Financial, LLC to acquire YBT, which controls its variable interest entity SOS Information. The transaction was consummated on May 15, 2020. As a result, we now own 100% of YBT, which controls its variable interest entity, SOS Information Technology Co., Ltd (“SOS Information”). The shares issued to the Investors were relied on exemption from registration in accordance with Regulation S and/or Rule 4(a)(2) under the Securities Act of 1933, as amended. Accordingly, we started our newly acquired data mining and targeted marketing services business through SOS Information.

We purchase data from our suppliers, including Shandong Subao IT Ltd., Jiangxi Chacha IT Ltd. and Liaoning Tianzheng Ltd. With a stable supply of data, we use data mining and analytics technologies to find patterns and valuable data within the large amounts of data we collect. We then provide specific data point recommendations to our clients.

On November 2, 2022, the Company disposed it off by entering into a certain share purchase agreement (the “Disposition SPA”) with S International Holdings Limited (the “Purchaser”), a Cayman Islands exempt company, and S International Group Limited (“S International” or the “Target”), a British Virgin Islands company and the Company’s wholly owned subsidiary prior to the Disposition. Pursuant to the Disposition SPA, the Purchaser agreed to purchase S International in exchange for cash consideration of $17,000,000. Upon the closing of the transaction (the “Disposition”) contemplated by the Disposition SPA on November 2, 2022 (the “Closing Date”) , the Purchaser became the sole shareholder of S International and as a result, assume all assets and liabilities of all the subsidiaries and VIE entities owned or controlled by S International. S International owns 100% of the issued shares in S International Holdings Limited, which owns 100% of the issued shares in Qingdao S Investment. Qingdao S Investment controls Qingdao SOS Industrial, the former VIE, through a series of contractual agreements with the former VIE and the shareholders of the former VIE dated November 2, 2022. The former VIE owns 100% of the equity interests in each of SOS Information Technology Co., Ltd. and Qingdao SOS Digital Technologies Inc.

The Company re-classified revenue generated from incomplete data marketing contract into “Other” in FY2022 and FY2023 annual reporting respectively. All such contracts were completed during FY 2024. Legacy business ended thereafter.

The accompanying consolidated financial statements reflect the activities of SOS Limited and each of the following entities:

Name	Background	Abbreviation
SOS Information Technology New York Inc.	A New York company Incorporated on July 15, 2020 A holding company	SOS NY

Yong Bao Two Ltd.	A British Virgin Island company Incorporated on February 29, 2020 A holding company	YBT

Canada XX Exchange Ltd.	Digital asset exchange platform	Canada XX

US XX Exchange Ltd.	Digital asset exchange platform	US XX

Future Technology Global Ltd. (HK)	A 100% subsidiary of SOS Information Technology Co., Ltd.	Future Technology

FDW Limited	A 100% subsidiary of SOS Ltd.	FDW Limited

China SOS Ltd.	A Hong Kong limited liability company Incorporated on June 19, 2019 A holding company	China SOS

FD LLC	A 51% owned JV with Niagara Development LLC	FD LLC

Qingdao SOS Investment Management Co., Ltd.	A 100% subsidiary of China SOS Limited, a WOFE	WFOE

Qingdao SOS Investment LLP	A 99% subsidiary of Qingdao SOS Investment Management Co., Ltd.(PRC)	Qingdao SOS

SOS Auto Service Co., Ltd.	A 99% subsidiary of Qingdao SOS Investment Management Co., Ltd.(PRC)	NA

Inner Mongolia SOS Insurance Agency Co., Ltd.	A 100% subsidiary of SOS Information Technology Co., Ltd, which operates insurance brokerage business within Inner Mongolia region	NA

Common Prosperity Technology Co., Ltd.	A 99% subsidiary of SOS International Trading Co., Ltd.	NA

SOS International Trading Co., Ltd.	A 100% subsidiary of SOS Information Technology Co., Ltd.	NA

S International Trading Co Limited	A 100% subsidiary of SOS International Trading Co., Ltd.	NA

Weigou International Trading Co., Ltd.	A 99% subsidiary of Qingdao Investment LLP	NA

Shuyun International Trading Co., Ltd.	A 99% subsidiary of Qingdao Investment LLP	NA

Chexiaoer Technology Co., Ltd.	A 25% subsidiary of Qingdao Investment LLP and A 30% owned by SOS Auto Service Co., Ltd.	NA

Hebei S Cloud Enterprise Management Co., Ltd.	A 99% subsidiary of Future Digital Investment Ltd.(Hong Kong)	NA

SOS Rescue Service LLC	A 100% owned subsidiary of SOS Emergency Rescue Service Ltd	NA

SOS Emergency Rescue Service Ltd.	A 100% owned subsidiary of SOS Ltd.	NA

Future Digital Investment Ltd.	A 100% owned subsidiary of SOS Ltd.	NA

Qingdao Zhonghai Venture Capital Management Co., Ltd.	A 100% owned subsidiary of Future Digital Investment Ltd.	NA

Chexiaoer (Tianjin Automobile) Management Co., Ltd.	A 70% owned subsidiary of Chexiaoer Technology Co Ltd.	NA

Hebei Chexiaoer Technology Co., Ltd.	A 70% owned subsidiary of Chexiaoer Technology Co Ltd.	NA

Zhongjian Tianxia(Beijing) Investment Co., Ltd.	A 65% owned subsidiary of Xinxin Ranran International Trading Co Ltd.	NA

Xinxin Ranran International Trading Co. Ltd	A 99% owned subsidiary of SOS International Trading Co Ltd.	NA

Future Digital Trading Ltd.	100% owned subsidiary of SOS Ltd	NA

Qingdao Yonbao Ronghe International Trading Co Ltd.	A 90% owned subsidiary of Future Digital Trade Ltd	NA

Future Digital Trading Pte. Ltd.	A 100% owned subsidiary of Future Digital Trade Ltd	NA